Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Amounts Reported In The Balance Sheet In Respect Of Operating Lease Assets And Corresponding Liabilities
Amounts reported in the consolidated balance sheet for leases where the Company is the lessee as of December 31, 2023 and 2022 were as follows (in thousands):

	December 31,
	2023	2022
Assets:
Operating lease right-of-use assets	$6,301	$6,890

Total operating lease right-of-use assets	$6,301	$6,890

Liabilities:
Current:
Operating lease liabilities	$538	$471
Noncurrent:
Operating lease liabilities, net of current portion	6,248	6,786

Total operating lease liabilities	$6,786	$7,257

Schedule of Operating Lease Cost and Variable Lease Costs and Sub Lease Income
The following table summarizes operating lease costs for the years ended December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Fixed lease costs	$999	$1,232
Variable lease costs	73	103

Total lease costs	$1,072	$1,335

Schedule of Maturities of Operating Lease Liabilities

Minimum Rental Payments
2024	$1,029
2025	1,060
2026	1,092
2027	1,124
2028	1,158
Thereafter	3,687

Total minimum lease payments	9,150
Less imputed interest	(2,364)

Total lease liability	$6,786

Lease liability, current portion	$538
Lease liability, net of current portion	6,248

Total	$6,786